Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Oil and gas revenue, net	$ 9,375,029	$ 3,700,727
Cost and expenses
Production	3,567,875	2,617,118
Depletion	1,451,032	415,686
Depreciation	145,035	31,768
Accretion of asset retirement obligation	264,075	91,983
Stock-based compensation	2,118,917	336,366
General and administrative	6,397,500	3,162,934
Geological and geophysical expenses	636,248
Impairment of exploration and evaluation assets	3,101,343
Total expenses	17,682,025	6,655,855
Loss before other income (expenses)	(8,306,996)	(2,955,128)
Other income (expense)
Interest income	86,739	46,217
Finance cost	(79,693)	(302,413)
Foreign exchange gain	1,272,450	25,669
Gain (loss) on extinguishment accounts payable	97,051	(159,383)
Change in fair value of derivative liability	(686,504)	(1,590,762)
Loss on settlement agreement	(285,120)
Loss on write-off of notes and other receivables	(46,176)
Gain on net monetary position	1,826,495
Gain on sale of equipment		40,074
Other income		2,600
Total other income (expense)	2,185,242	(1,937,998)
Net loss	(6,121,754)	(4,893,126)
Other comprehensive loss
Foreign currency translation	(3,636,492)	(357,240)
Comprehensive loss	$ (9,758,246)	$ (5,250,366)
Loss per share – Basic and diluted	$ (0.02)	$ (0.03)
Weighted average shares outstanding – Basic and diluted	312,457,409	158,166,108